EXPLORATION AND EVALUATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Exploration [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021

Depreciation and depletion	$624	$330
Share-based compensation	427	293
Exploration salaries, wages and benefits	1,829	1,975
Direct exploration expenditures	6,167	7,335
Evaluation salaries, wages and benefits	2,299	1,677
Direct evaluation expenditures	4,840	6,315
	$16,186	$17,925